Segments (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of Selected Financial Information for Each Reportable Segment and Reconciliation of EBITDAP to Operating Income
Selected financial information for each reportable segment is as follows:

	Year Ended March 31, 2020
	Total	Corporate & Eliminations	Systems & Support	Aerospace Structures
Net sales to external customers	$2,900,117	$—	$1,350,761	$1,549,356
Intersegment sales (eliminated in consolidation)	—	(13,334)	6,803	6,531
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP	305,784	—	205,352	100,432
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization	(138,168)	(3,374)	(32,376)	(102,418)
Interest expense and other, net	(122,129)
Corporate expenses	(53,082)
Share-based compensation expense	(11,062)
Loss on sale of assets and businesses	(56,916)
Amortization of acquired contract liabilities	75,286
Non-service defined benefit income	40,587
Union represented employee incentives	(7,071)
Legal judgment gain, net	9,257
Impairment of goodwill	(66,121)

Income before income taxes	(23,635)

Total capital expenditures	$39,834	$1,502	$17,141	$21,191
Total assets	$2,980,333	$481,162	$1,478,679	$1,020,492

	Year Ended March 31, 2019
	Total	Corporate & Eliminations	Systems & Support	Aerospace Structures
Net sales to external customers	$3,364,930	$—	$1,309,474	$2,055,456
Intersegment sales (eliminated in consolidation)	—	(22,485)	15,537	6,948
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP	215,418	—	202,346	13,072
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization	(149,904)	(3,100)	(35,373)	(111,431)
Interest expense and other, net	(114,619)
Corporate expenses	(74,706)
Share-based compensation expense	(10,259)
Loss on sale of assets and businesses	(235,301)
Amortization of acquired contract liabilities	67,314
Non-service defined benefit income	56,726
Loss on adoption of ASU 2017-07	(87,241)

Income before income taxes	(332,572)

Total capital expenditures	$47,099	$784	$15,734	$30,581
Total assets	$2,854,574	$110,372	$1,487,163	$1,257,039

	Year Ended March 31, 2018
	Total	Corporate & Eliminations	Systems & Support	Aerospace Structures
Net sales to external customers	$3,198,951	$—	$1,253,640	$1,945,311
Intersegment sales (eliminated in consolidation)	—	(23,286)	13,868	9,418
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP	229,534	—	235,540	(6,006)
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization	(158,368)	(1,852)	(42,730)	(113,786)
Interest expense and other, net	(99,442)
Corporate expenses	(88,037)
Share-based compensation expense	(7,949)
Loss on sale of assets and businesses	(30,741)
Amortization of acquired contract liabilities	125,148
Non-service defined benefit income	97,079
Impairment of goodwill	(535,227)

Income before income taxes	(468,003)

Total capital expenditures	$42,050	$4,179	$8,352	$29,519